Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
"Swap"
Trading
Notional		R$ 0	R$ 0	R$ 0
Fair Value		1,108,760	3,142,125	3,221,966
"Swap" | Liabilities
Trading
Notional		199,709,355	184,350,947	295,696,266
Fair Value		(56,185,419)	(21,169,360)	(35,290,440)
"Swap" | CDI (Interbank Deposit Rates) | Liabilities
Trading
Notional		16,664,176	23,178,722	32,000,584
Fair Value		0	0	0
"Swap" | Fixed Interest Rate - Real | Liabilities
Trading
Notional		114,055,076	133,185,717	218,588,847
Fair Value		(21,687,884)	(17,414,147)	(35,280,694)
"Swap" | Indexed to Price and Interest Rates | Liabilities
Trading
Notional		40,146,968	12,767,212	6,930,103
Fair Value		(34,107,210)	(3,518,297)	0
"Swap" | Foreign Currency | Liabilities
Trading
Notional		28,420,467	15,049,776	38,176,732
Fair Value		0	(38,836)	(9,746)
"Swap" | Others | Liabilities
Trading
Notional		422,668	169,520	0
Fair Value		(390,325)	(198,080)	0
"Swap" | Assets
Trading
Notional		202,081,214	196,887,188	315,466,085
Fair Value		57,294,179	24,311,485	38,512,406
"Swap" | Assets | CDI (Interbank Deposit Rates)
Trading
Notional		33,289,522	44,868,680	38,808,344
Fair Value		22,409,496	22,759,822	9,081,792
"Swap" | Assets | Fixed Interest Rate - Real
Trading
Notional		95,700,715	126,300,261	200,528,046
Fair Value		0	0	0
"Swap" | Assets | Indexed to Price and Interest Rates
Trading
Notional		5,592,892	9,225,789	15,491,509
Fair Value		0	0	6,421,310
"Swap" | Assets | Foreign Currency
Trading
Notional		67,493,635	16,492,458	60,626,540
Fair Value		34,884,683	1,551,663	23,009,304
"Swap" | Assets | Others
Trading
Notional		4,450	0	11,646
Fair Value		0	0	0
Options
Trading
Notional		190,061,609	175,841,405	91,877,351
Fair Value		168,034	(230,482)	67,927
Options | Sold Position
Trading
Notional		102,557,776	91,957,439	45,852,703
Fair Value		(385,183)	(1,166,002)	(827,757)
Options | Call Option - US Dollar | Sold Position
Trading
Notional		5,595,163	4,314,988	3,331,244
Fair Value		(117,059)	(141,172)	(596,729)
Options | Put Option - US Dollar | Sold Position
Trading
Notional		5,919,598	7,390,733	4,402,202
Fair Value		(77,145)	(952,407)	(73,815)
Options | Call Option - Other | Sold Position
Trading
Notional		19,880,180	30,441,646	14,567,407
Fair Value		(35,961)	(46,940)	(122,683)
Options | Interbank Market | Sold Position
Trading
Notional		19,151,110	27,597,764	13,730,262
Fair Value		(515)	(4,087)	(112,707)
Options | Others | Sold Position
Trading
Notional	[1]	729,070	2,843,882	837,145
Fair Value	[1]	(35,446)	(42,853)	(9,976)
Options | Put Option - Other | Sold Position
Trading
Notional		71,162,835	49,810,072	23,551,850
Fair Value		(155,018)	(25,483)	(34,530)
Options | Interbank Market | Sold Position
Trading
Notional		70,494,622	49,245,495	23,218,228
Fair Value		(126,743)	(5,793)	(1,615)
Options | Others | Sold Position
Trading
Notional	[1]	668,213	564,577	333,622
Fair Value	[1]	(28,275)	(19,690)	(32,915)
Options | Purchased Position
Trading
Notional		87,503,833	83,883,966	46,024,648
Fair Value		553,217	935,520	895,684
Options | Purchased Position | Call Option - US Dollar
Trading
Notional		9,369,821	12,693,748	5,018,652
Fair Value		169,542	181,463	665,655
Options | Purchased Position | Put Option - US Dollar
Trading
Notional		5,130,392	3,788,161	2,735,625
Fair Value		42,389	392,048	31,520
Options | Purchased Position | Call Option - Other
Trading
Notional		1,953,481	20,115,932	14,106,701
Fair Value		59,220	62,517	113,809
Options | Purchased Position | Interbank Market
Trading
Notional		1,185,310	17,391,500	13,114,822
Fair Value		389	7,062	93,435
Options | Purchased Position | Others
Trading
Notional	[1]	768,171	2,724,432	991,879
Fair Value	[1]	58,831	55,455	20,374
Options | Purchased Position | Put Option - Other
Trading
Notional		71,050,139	47,286,125	24,163,670
Fair Value		282,066	299,492	84,700
Options | Purchased Position | Interbank Market
Trading
Notional		70,295,282	46,106,600	23,350,994
Fair Value		257,943	18,029	4,558
Options | Purchased Position | Others
Trading
Notional	[1]	754,857	1,179,525	812,676
Fair Value	[1]	24,123	281,463	80,142
Future Contracts
Trading
Notional		161,725,596	104,651,180	184,191,204
Fair Value		0	0	0
Future Contracts | Sold Position
Trading
Notional		106,919,574	64,254,724	143,004,863
Fair Value		0	0	0
Future Contracts | Sold Position | Exchange Coupon (DDI)
Trading
Notional		55,016,928	15,048,490	58,499,504
Fair Value		0	0	0
Future Contracts | Sold Position | Interest Rates (DI1 and DIA)
Trading
Notional		51,135,994	29,047,678	20,836,314
Fair Value		0	0	0
Future Contracts | Sold Position | Foreign Currency
Trading
Notional		745,849	17,384,256	35,463,589
Fair Value		0	0	0
Future Contracts | Sold Position | Indexes
Trading
Notional	[2]	20,803	185,506	500,993
Fair Value	[2]	0	0	0
Future Contracts | Sold Position | Others
Trading
Notional		0	0	27,655,300
Fair Value		0	0	0
Future Contracts | Sold Position | Treasury Bonds/Notes
Trading
Notional		0	2,588,794	49,163
Fair Value		0	0	0
Future Contracts | Purchased Position
Trading
Notional		54,806,022	40,396,456	41,186,341
Fair Value		0	0	0
Future Contracts | Purchased Position | Exchange Coupon (DDI)
Trading
Notional		9,616,936	14,473,180	4,274,352
Fair Value		0	0	0
Future Contracts | Purchased Position | Interest Rates (DI1 and DIA)
Trading
Notional		26,456,303	23,756,523	22,760,484
Fair Value		0	0	0
Future Contracts | Purchased Position | Foreign Currency
Trading
Notional		16,733,437	1,393,538	11,710,934
Fair Value		0	0	0
Future Contracts | Purchased Position | Indexes
Trading
Notional	[2]	1,780,311	195,160	577,149
Fair Value	[2]	0	0	0
Future Contracts | Purchased Position | Others
Trading
Notional		219,035	578,055	1,863,422
Fair Value		0	0	0
Forward Contracts and Others
Trading
Notional		47,823,561	50,853,154	51,051,014
Fair Value		(720,823)	1,643,013	(691,870)
Forward Contracts and Others | Sold Commitment
Trading
Notional		24,317,465	29,988,984	29,480,609
Fair Value		(1,368,199)	(1,743,334)	(3,719,908)
Forward Contracts and Others | Currencies | Sold Commitment
Trading
Notional		22,096,104	29,911,406	29,140,219
Fair Value		(1,364,617)	(1,826,965)	(3,382,384)
Forward Contracts and Others | Others | Sold Commitment
Trading
Notional		2,221,361	77,578	340,390
Fair Value		(3,582)	83,631	(337,524)
Forward Contracts and Others | Purchased Commitment
Trading
Notional		23,506,096	20,864,170	21,570,405
Fair Value		647,376	3,386,347	3,028,038
Forward Contracts and Others | Purchased Commitment | Currencies
Trading
Notional		21,525,220	19,951,984	21,570,405
Fair Value		618,007	3,391,275	2,690,632
Forward Contracts and Others | Purchased Commitment | Others
Trading
Notional		1,980,876	912,186	0
Fair Value		R$ 29,369	R$ (4,928)	R$ 337,406

[1]	Includes index options, mainly, options involving DI and CDI and shares.
[2]	Includes Bovespa index and S&P.